Forfeiture Shares - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Method Used For Calculating Fair Value , Monte-Carlo Simulation		Monte-Carlo simulation
Fair value Of shares	$ 4,485
Expected volatility range, Minimum		46.71%
Expected volatility range, Maximum		50.70%
Risk-free rate range, Minimum		0.61%	0.42%
Risk-free rate range, Maximum		1.74%	1.69%
Monte Carlo simulation [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price per share	$ 7.4	$ 7.4
Expected volatility range, Minimum		47.74%
Expected volatility range, Maximum		50.31%
Risk-free rate range, Minimum		0.53%
Risk-free rate range, Maximum		0.76%
Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected Term In years	4 years	10 years	10 years
Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected Term In years	3 years	6 years	6 years
PTK Sponsor [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number Of Shares Issued With Respect To Forfeiture On Failure Of Targets		1,006,250